Exhibit 99.9

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series Name	2023-5
Collection Period	October 2024
Payment Date	11/20/2024
Transaction Month	14
Anticipated Redemption Date	09/22/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$265,070,000.00	5.61%	09/08/2028
Class A-1b	$113,600,000.00	SOFR +0.68%	09/08/2028
Class B	$28,950,000.00	5.85%	09/08/2028
Class C	$17,380,000.00	6.09%	09/08/2028

Total	$425,000,000.00

Class A-1b Note Interest Derivation

SOFR Adjustment Date	11/13/2024
Compound SOFR for Interest Period	4.80563%
Spread over Compounded SOFR	0.68%
Note Interest Rate	5.48563%
Note Balance at the beginning of the Interest Period	$113,600,000.00
Days in the Interest Period	30
Note Monthly Interest	$519,306.31

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series 2023-5 Available Funds and other sources of funds
Series 2023-5 Allocation Percentage x Group One Available Funds	$29,790,650.24
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$29,790,650.24

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$4,632,152.59
Required Reserve Amount	$4,632,152.59
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$4,632,152.59

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$33.58	$33.58	$0.00	$0.00	$29,790,616.66
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$29,789,366.66
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$29,789,366.66
Asset Representations Reviewer Fee	$16.34	$16.34	$0.00	$0.00	$29,789,350.32
Supplemental ARR Fee	$74.38	$74.38	$0.00	$0.00	$29,789,275.94
Servicing Fee	$326,616.69	$326,616.69	$0.00	$0.00	$29,462,659.25
Class A-1a Note Interest	$1,239,202.25	$1,239,202.25	$0.00	$0.00	$28,223,457.00
Class A-1b Note Interest	$519,306.31	$519,306.31	$0.00	$0.00	$27,704,150.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,704,150.69
Class B Note Interest	$141,131.25	$141,131.25	$0.00	$0.00	$27,563,019.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,563,019.44
Class C Note Interest	$88,203.50	$88,203.50	$0.00	$0.00	$27,474,815.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,474,815.94
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$27,474,815.94
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,474,815.94
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$27,474,815.94
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$27,474,815.94
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$27,474,815.94
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$27,474,815.94
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$27,474,815.94
Class R Interest	$27,474,815.94	$27,474,815.94	$0.00	$0.00	$0.00

Total	$29,790,650.24	$29,790,650.24	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,239,202.25	$0.00	$0.00	$1,239,202.25
Class A-1b	$0.00	$0.00	$519,306.31	$0.00	$0.00	$519,306.31
Class B	$0.00	$0.00	$141,131.25	$0.00	$0.00	$141,131.25
Class C	$0.00	$0.00	$88,203.50	$0.00	$0.00	$88,203.50

Total	$0.00	$0.00	$1,987,843.31	$0.00	$0.00	$1,987,843.31

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.68	$0.00	$4.68
Class A-1b	$1,000.00	$4.57	$0.00	$4.57
Class B	$1,000.00	$4.88	$0.00	$4.88
Class C	$1,000.00	$5.08	$0.00	$5.08

Total	$1,000.00	$4.68	$0.00	$4.68

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$265,070,000.00	1.00	$265,070,000.00	1.00
Class A-1b	$113,600,000.00	1.00	$113,600,000.00	1.00
Class B	$28,950,000.00	1.00	$28,950,000.00	1.00
Class C	$17,380,000.00	1.00	$17,380,000.00	1.00

Total	$425,000,000.00	1.00	$425,000,000.00	1.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$212,500,000.00
Ending Principal Funding Account Limit	$212,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.